Taxation	12 Months Ended
Dec. 31, 2019
Disclosure of taxation [abstract]
Taxation

37 Taxation

Statement of financial position – Deferred tax

Deferred taxes are recognised on all temporary differences under the liability method using tax rates applicable in the jurisdictions in which ING Group is subject to taxation.

Changes in deferred tax
2019	Net liability (-) Net asset (+)2018	Change through equity	Change through net result	Exchange rate differences	Changes in the composi-tion of thegroup andother changes	Net liability (-) Net asset (+)2019
Financial assets at FVOCI[1]	–118	23	–11	–1		–107
Investment properties	–6		–1	–0		–7
Financial assets and liabilities at FVPL[1]	632		314	2	–2	947
Depreciation	–23		5	–0		–19
Cash flow hedges	–140	–199		2		–337
Pension and post-employment benefits	59	–14	2	–5		42
Other provisions	10		–1	–3		6
Loans and advances[1]	474	–1	18			491
Unused tax losses carried forward	51		5	5	–0	61
Other	–160	16	–13	1	–0	–156
	778	–176	318	2	–2	920

Presented in the statement of financial position as:
– Deferred tax liabilities	–180					–322
– Deferred tax assets	958					1,242
	778					920

The prior period has been updated to improve consistency and comparability.

IFRS 16 Leases (implemented per 1 January 2019) requires lessees to recognise right-of-use assets and lease liabilities on the balance sheet. The above table shows netted amounts which include in the row ‘Other’ a deferred tax amount for right-of-use assets of EUR 370 million (1 January 2019: EUR 320 million) and a deferred tax amount for lease liabilities of EUR -376 million (1 January 2019: EUR -323 million).

Financial assets and liabilities FVPL changes through net result in 2019 relates to the increase in fair value of derivatives due to decreased interest yield curves.

Changes in deferred tax
2018	Net liability (-) Net asset (+)	Effect of changes in accounting policies due to the implement-ation of IFRS 9	Change through equity	Change through net result	Exchange rate differences	Changes inthe composi-tion of thegroup andother changes	Net liability (-) Net asset (+)2018
Financial assets FVOCI[1]	–663	157	113	273	4	–2	–118
Investment properties	–5			–1	0		–6
Financial assets and liabilities at FVPL[1]	1,082	–15		–453	17	1	632
Depreciation	–24			1	–0		–23
Cash flow hedges	–72		–76		7	1	–140
Pension and post-employment benefits	76		–12	–8	2	0	59
Other provisions	198	4		–187	–7	1	10
Loans and advances[1]	337	137	3	–5	–0	2	474
Unused tax losses carried forward	–8			61	–2	–0	51
Other	–178	45	–53	55	1	–31	–160
Total	744	328	–25	–265	23	–27	778

Presented in the statement of financial position as:
– deferred tax liabilities	–362						–180
– deferred tax assets	1,106						958
	744						778

The prior period has been updated to improve consistency and comparability.

The deferred tax balance recorded under 'Other provisions' declined in 2018 by EUR 187 million change through net result of which EUR 90 million relates to the decline of the Belgian reorganisation provision.

Changes in the Composition of the Group and other changes include the deferred tax liability (EUR 30 million) regarding the acquisition of Payvision.

Deferred tax in connection with unused tax losses carried forward
	2019	2018
Total unused tax losses carried forward	1,685	1,773
Unused tax losses carried forward not recognised as a deferred tax asset	922	1,010
Unused tax losses carried forward recognised as a deferred tax asset	764	763

Average tax rate	21.4%	20.4%
Deferred tax asset	163	156

Total unused tax losses carried forward analysed by expiry terms
	No deferred tax asset recognised		Deferred tax asset recognised
	2019	2018	2019	2018
Within 1 year	1	1
More than 1 year but less than 5 years	4	2	17	2
More than 5 years but less than 10 years	92	83		1
Unlimited	824	923	746	759
	922	1,010	764	763

The above mentioned deferred tax of EUR 163 million (2018: EUR 156 million) and the related unused tax losses carried forward exclude the deferred tax liability recorded in the Netherlands with respect to the recapture of previously deducted UK tax losses in the Netherlands for the amount of EUR -102 million (2018: EUR -105 million).

Deferred tax assets are recognised for temporary deductible differences, for tax losses carried forward and unused tax credits only to the extent that realisation of the related tax benefit is probable.

Breakdown of certain net deferred tax asset positions by jurisdiction
	2019	2018
Italy	181	189
Philippines	7
Slovakia	1
	189	189

The table above include a breakdown of certain net deferred tax asset positions by jurisdiction for which the utilisation of the deferred tax asset is dependent on future taxable profits in excess of the profits arising from the reversal of existing taxable temporary differences whilst the related entities have incurred losses in either the current or the preceding year.

Statement of profit or loss – Taxation

Taxation by type
	Netherlands			International			Total
	2019	2018	2017	2019	2018	2017	2019	2018	2017
Current taxation	488	587	488	1,481	1,264	1,527	1,970	1,851	2,015
Deferred taxation	–51	151	324	–267	114	200	–318	265	524
	437	738	812	1,214	1,379	1,727	1,652	2,116	2,539

Reconciliation of the weighted average statutory income tax rate to ING Group’s effective income tax rate
	2019	2018	2017
Result before tax from continuing operations	5,653	6,986	8,085
Weighted average statutory tax rate	25.8%	25.8%	27.5%
Weighted average statutory tax amount	1,459	1,803	2,226

Participation exemption	–49	–77	–45
Other income not subject to tax	–76	–70	–74
Expenses not deductible for tax purposes	237	346	156
Impact on deferred tax from change in tax rates	–57	50	55
Deferred tax benefit from previously unrecognised amounts			–4
Current tax from previously unrecognised amounts	48	28	66
Write-off/reversal of deferred tax assets	2	4	2
State and local taxes	72	25	47
Adjustment to prior periods	16	7	110
Effective tax amount	1,652	2,116	2,539

Effective tax rate	29.2%	30.3%	31.4%

The weighted average statutory tax rate in 2019 is equal to the rate of 25.8% in 2018. The weighted average statutory tax rate in 2018 is lower compared to 2017, due to a decrease in statutory income tax rates in the USA and Belgium in that year.

The effective tax rate of 29.2% in 2019 is higher than the weighted average statutory tax rate. This is mainly caused by a high amount of expenses non-deductible for tax purposes with respect to interest on additional Tier 1 securities and non-deductible bank tax in the Netherlands and regulatory expenses non-deductible for tax purposes in some other European countries.

The effective tax rate of 30.3% in 2018 is significantly higher than the weighted average statutory tax rate. This is mainly caused by a high amount of expenses non-deductible for tax purposes (tax amount: EUR 346 million).

This relatively high amount of non-deductible expenses is caused by the EUR 775 million settlement agreement reached with the Dutch Public Prosecution Service (tax amount: EUR 194 million).

The effective tax rate in 2017 was with 31.4% significantly higher than the weighted average statutory tax rate. This was caused by the following items:

•A relatively high amount of prior period tax adjustments which ING, for the most part is reimbursed by NN Group (reimbursement is included in the result before tax), recognised under ‘Adjustment to prior periods’;

•Impact on deferred tax positions following changes in the income tax rate in the USA and Belgium, recognised under ‘Impact on deferred tax from change in tax rates’; and

•The recapture of previously deducted UK tax losses in the Netherlands due to increased profitability in the United Kingdom, recognised under ‘Current tax from previously unrecognised amounts’.

Equity – Other comprehensive income

Income tax related to components of other comprehensive income
	2019	2018[1]	2017
Unrealised revaluations financial assets at fair value through other comprehensive income and other revaluations	11	90	103
Realised gains/losses transferred to the statement of profit or loss (reclassifications from equity to profit or loss)	12	23	20
Changes in cash flow hedge reserve	–199	–76	167
Remeasurement of the net defined benefit asset/liability	–14	–12	–25
Changes in fair value of own credit risk of financial liabilities at fair value through profit or loss	7	–33
Exchange rate differences and other	7	–18	–12
Total income tax related to components of other comprehensive income	–176	–25	253

The prior period has been updated to improve consistency and comparability.

Tax Contingency

The contingent liability (also disclosed in note 45 ‘Contingent liabilities’) in connection with taxation in the Netherlands refers to a possible obligation arising from the deduction from Dutch taxable profit of losses incurred by ING Bank in the United Kingdom in previous years. The existence of this obligation will be confirmed only by the occurrence of future profits in the United Kingdom.